Net Loss per Share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share	1,521,530	2,654,085	879,899	3,026,585
Convertible preferred stock (as converted)
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share		2,227,116		2,227,116
Warrants to purchase common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share	272,680	50,000	272,680
Common stock options issued and outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive common stock equivalents have been excluded from the calculation of diluted net loss per share	1,248,850	376,969	607,219	799,469